Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net earnings	$ 113,295	$ 123,908	$ 120,484
Adjustments to arrive at net cash provided by operating activities:
Depreciation and amortization	52,016	48,352	46,099
Share-based compensation	8,430	10,086	7,819
Loss (gain) on assets	695	(869)	(4,323)
Deferred income taxes	(6,178)	2,916	(3,138)
Changes in operating assets and liabilities:
Trade accounts receivable	3,466	(15,158)	(5,095)
Inventories	(30,217)	(23,125)	(28,391)
Prepaid expenses and other assets	616	(9,405)	(1,825)
Accounts payable and other accrued expenses	3,606	225	6,299
Accrued salaries, wages and withholdings from employees	5,384	(1,209)	3,075
Income taxes	(100)	(1,689)	(3,148)
Other liabilities	2,540	5,334	5,021
Net cash provided by operating activities	153,553	139,366	142,877
Cash Flows from Investing Activities
Acquisition of property, plant and equipment	(104,246)	(103,806)	(72,200)
Proceeds from sale of assets	6,225	1,364	2,076
Acquisition of new businesses, net of cash acquired	0	0	(3,706)
Other investing activities	(208)	(242)	(207)
Net cash used in investing activities	(98,229)	(102,684)	(74,037)
Cash Flows from Financing Activities
Proceeds from additional borrowings	194,973	73,903	184,074
Debt payments	(198,686)	(58,052)	(198,259)
Purchase of treasury stock	0	(23,154)	0
Dividends paid	(45,513)	(43,426)	(41,968)
Proceeds from options exercised and other equity transactions	1,007	1,957	3,205
Net cash used in financing activities	(48,219)	(48,772)	(52,948)
Effect of exchange rate changes on cash and cash equivalents	(2,331)	4,297	(7,292)
Net increase (decrease) in cash and cash equivalents	4,774	(7,793)	8,600
Cash and cash equivalents at beginning of period	15,062	22,855	14,255
Cash and cash equivalents at end of period	19,836	15,062	22,855
Cash paid during the year for:
Interest	16,168	16,897	19,642
Income taxes	47,436	53,492	55,570
Capitalized interest	$ 1,875	$ 1,601	$ 1,240